Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents
Cash and cash equivalents

5 Cash and cash equivalents

		2021	2020

Cash
Domestic market		676,083	111,278
Foreign market	(i)	4,374,739	1,835,685
Cash equivalents:
Domestic market		1,141,221	8,271,312
Foreign market	(i)	2,488,643	3,644,577
Total		8,680,686	13,862,852

(i)	As of December 31, 2021, it includes cash of R$1,267,582 of cash and R$505,749 of cash equivalents (2020: R$284,856 of cash and R$619,577 of cash equivalents) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.

Include cash, bank deposits and highly liquid fixed income investments with redemption capacity in less than three months from the contracting date.

Cash equivalents in Brazil are represented mainly by fixed-income instruments and time deposits held by the FIM Júpiter and FIM Netuno funds, such as government bonds issued by the National Treasury, bank deposit certificates (“CDBs”), financial bills, repurchase of debentures, and shares of fixed income investment funds. In 2021, the Company's average cash return was 102.5% of the CDI (2020: 98.59%).

The cash equivalents abroad consist of fixed income instruments (Time Deposit). In 2021, the Company's average cash return in US$ was 0.45% p.a. (2020: 0.83% p.a.).